SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥6.5326 = US$1.00, the approximate exchange rate prevailing on December 31, 2020.	The translation has been made at the rate of ¥6.5326 = US$1.00, the approximate exchange rate prevailing on December 31, 2020.
Selling and Marketing Expense	$ 421,022	¥ 2,750,389	¥ 2,660,873
Investment loss	38,468	251,296
Investment income			141,288
Revenue recognized	286,391	¥ 1,870,891	0
Contract assets and contract liabilities from contracts with customers
Contract assets	6,983,690			¥ 45,621,966	¥ 31,537,586
Contract liabilities	$ 1,023,566			¥ 6,686,592	¥ 3,486,033
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	$ 12,121	¥ 79,180	¥ 196,852
Minimum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%			20.00%		8.00%
Maximum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%			50.00%		43.00%
Motor vehicles [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Production equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years